EQUITY - Share Details (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of number of shares outstanding [abstract]
Issued shares, beginning of period (in shares)	1,021,903,623	1,021,903,623
Movement in year (in shares)	0	0
Issued shares, end of period (in shares)	1,021,903,623	1,021,903,623
Treasury shares, beginning of period (in shares)	(1,986,836)	(2,407,480)
Movement in year (in shares)	(6,348,529)	420,644
Treasury shares, end of period (in shares)	(8,335,365)	(1,986,836)
Beginning balance (in shares)	1,019,916,787	1,019,496,143
Movement in year (in shares)	(6,348,529)	420,644
Ending balance (in shares)	1,013,568,258	1,019,916,787